Other Long Term Assets - 10K	8 Months Ended
Jan. 07, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Long Term Assets	Other Long Term AssetsThe Company incurred $1,356 of debt issuance costs, net of amortization, as of April 30, 2023 that is designated as a loan commitment asset related to future debt drawdowns. See Note 9.